INVESTMENT IN JET TALK - Condensed information of Jet talk (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT IN JET TALK
Revenues	$ 3,311	$ 10,907	$ 21,720	$ 10,632
Net loss	(19,072)	(6,597)	(17,050)	(17,563)
Company's share in the loss of a company accounted by equity method, net	(111)	(951)	(1,898)	(3,895)
Jet Talk
INVESTMENT IN JET TALK
Net loss	218	1,865	3,722	7,636
Company's share in the loss of a company accounted by equity method, net	$ 111	$ 951	$ 1,898	$ 3,895